INCOME TAXES	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6:- INCOME TAXES

The effective tax rate for the six months ended June 30, 2016 was 29% as compared to 20% for the six months ended June 30, 2015. The increase is mainly due adjustment in tax assets in respect with the updated tax rate in Israel.